Legal proceedings and regulatory matters	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Legal proceedings and regulatory matters
10Legal proceedings and regulatory matters
The group is party to legal proceedings and regulatory matters in a number of jurisdictions arising out of its normal business operations. Apart from the matters described below, the group considers that none of these matters are material. The recognition of provisions is determined in accordance with the accounting policies set out in Note 1 of the Annual Report and Accounts 2024. While the outcomes of legal proceedings and regulatory matters are inherently uncertain, management believes that, based on the information available to it, appropriate provisions have been made in respect of these matters as at 30 June 2025 (see Note 8: ‘Provisions’). Where an individual provision is material, the fact that a provision has been made is stated and quantified, except to the extent that doing so would be seriously prejudicial. Any provision recognised does not constitute an admission of wrongdoing or legal liability. It is not practicable to provide an aggregate estimate of potential liability for our legal proceedings and regulatory matters as a class of contingent liabilities.
Bernard L. Madoff Investment Securities LLC
Various non-US HSBC companies provided custodial, administration and similar services to a number of funds incorporated outside the US whose assets were invested with Bernard L. Madoff Investment Securities LLC ('Madoff Securities'). Based on information provided by Madoff
Securities as at 30 November 2008, the purported aggregate value of these funds was $8.4bn, including fictitious profits reported by Madoff.
Based on information available to HSBC, the funds’ actual transfers to Madoff Securities minus their actual withdrawals from Madoff Securities during the time HSBC serviced the funds are estimated to have totalled approximately $4bn. Various HSBC companies have been named as defendants in lawsuits arising out of Madoff Securities’ fraud.
Trustee litigation: The Madoff Securities trustee (the 'Trustee') has brought lawsuits in the US against various HSBC companies and others seeking recovery of alleged transfers from Madoff Securities to the HSBC companies in the amount of $543m (plus interest), and these lawsuits remain pending in the US Bankruptcy Court for the Southern District of New York.
The Trustee has filed a claim against various HSBC companies in the High Court of England and Wales seeking recovery of alleged transfers from Madoff Securities to the HSBC companies. The claim has not yet been served and the amount claimed has not been specified.
Fairfield Funds litigation: Fairfield Sentry Limited, Fairfield Sigma Limited and Fairfield Lambda Limited (each in liquidation and together, the
‘Fairfield Funds’) have brought lawsuits in the US against various HSBC companies and others seeking recovery of alleged transfers from the
Fairfield Funds to the HSBC companies (that acted as nominees for clients) in the amount of $382m (plus interest). Fairfield Funds' claims against most of the HSBC companies have been dismissed, but remain pending on appeal before the US Court of Appeals for the Second
Circuit. Fairfield Funds' claims against HSBC Private Bank (Suisse) SA and HSBC Securities Services Luxembourg ('HSSL') have not been dismissed and are ongoing before the US Bankruptcy Court for the Southern District of New York. HSBC Private Bank (Suisse) SA and HSSL
have appealed the decision not to dismiss them and these appeals are pending before the US Court of Appeals for the Second Circuit.
Herald Fund SPC ('Herald') litigation: HSSL and HSBC Bank plc are defending an action brought by Herald (in liquidation) before the
Luxembourg District Court seeking restitution of securities and cash in the amount of $2.5bn (plus interest), or damages in the amount of
$5.6bn (plus interest). In 2013, the Luxembourg District Court dismissed Herald’s securities restitution claim and stayed the cash restitution and damages claims. In December 2024, the Luxembourg Court of Appeal reversed the Luxembourg District Court's dismissal and determined that
Herald's claims for restitution of securities and cash against HSSL were founded in principle. HSSL has appealed this decision and a hearing before the Luxembourg Court of Cassation is listed for September 2025. Herald's claim against HSBC Bank plc is pending.
Alpha Prime Fund Limited ('Alpha Prime') litigation: Various HSBC companies are defending a number of actions brought by Alpha Prime in the Luxembourg District Court seeking damages for alleged breach of contract and negligence in the amount of $1.16bn (plus interest). These matters are currently pending before the Luxembourg District Court.
In November 2024, Alpha Prime served various HSBC companies with a lawsuit filed in the Bermuda Supreme Court seeking damages for unspecified amounts for alleged breach of contract and negligence. This claim is currently stayed.
Senator Fund SPC ('Senator') litigation: HSSL and the Luxembourg branch of HSBC Bank plc are defending a number of actions brought by
Senator before the Luxembourg District Court seeking restitution of securities in the amount of $625m (plus interest), or damages in the amount of $188m (plus interest). These matters are currently pending before the Luxembourg District Court.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
US Anti-Terrorism Act litigation
Since November 2014, a number of lawsuits have been filed in federal courts in the US against various HSBC companies and others on behalf of plaintiffs who are, or are related to, alleged victims of terrorist attacks in the Middle East. In each case, it is alleged that the defendants aided and abetted the unlawful conduct of various sanctioned parties in violation of the US Anti-Terrorism Act, or provided banking services to customers alleged to have connections to terrorism financing. Seven actions, which seek damages for unspecified amounts, remain pending and HSBC Bank plc's motions to dismiss have been granted in three of these cases. These dismissals are subject to appeals and/or the plaintiffs re-pleading their claims. The four other actions are at an early stage.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
US dollar Libor litigation
Beginning in 2011, HSBC and other panel banks have been named as defendants in a number of individual and putative class action lawsuits filed in federal and state courts in the US with respect to the setting of US dollar Libor. The complaints assert claims under various US federal and state laws, including antitrust and racketeering laws and the US Commodity Exchange Act (‘CEA’). HSBC has concluded class settlements with five groups of plaintiffs, and several class action lawsuits brought by other groups of plaintiffs have been voluntarily dismissed. Two individual US dollar Libor-related actions seeking damages from HSBC for unspecified amounts remain pending.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of the pending matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Foreign exchange-related investigations and litigation
Since 2017, HSBC Bank plc, among other financial institutions, has been defending a complaint filed by the Competition Commission of South
Africa before the South African Competition Tribunal for alleged anti-competitive behaviour in the South African foreign exchange market. In
2020, a revised complaint was filed which also named HSBC Bank USA N.A. (‘HSBC Bank USA’) as a defendant. In January 2024, the South
African Competition Appeal Court dismissed HSBC Bank USA from the revised complaint but denied HSBC Bank plc's application to dismiss.
Both the Competition Commission and HSBC Bank plc have appealed to the Constitutional Court of South Africa.
HSBC Bank plc and HSBC Holdings plc have reached a settlement with plaintiffs in Israel to resolve a class action filed in the local courts alleging foreign exchange-related misconduct. The settlement remains subject to court approval.
Lawsuits alleging foreign exchange-related misconduct remain pending against HSBC Bank plc and other banks in courts in Brazil.
In February 2024, HSBC Bank plc and HSBC Holdings plc were joined to an existing claim brought in the UK Competition Appeals Tribunal against various other banks alleging historical anti-competitive behaviour in the foreign exchange market and seeking approximately £3bn in damages from all the defendants. This matter is at an early stage.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Precious metals fix-related litigation
US litigation: HSBC and other members of The London Silver Market Fixing Limited are defending a class action pending in the US District
Court for the Southern District of New York alleging that, from January 2007 to December 2013, the defendants conspired to manipulate the price of silver and silver derivatives for their collective benefit in violation of US antitrust laws, the CEA and New York state law. In May 2023, this action, which seeks damages for unspecified amounts, was dismissed but remains pending on appeal.
Canada litigation: HSBC and other financial institutions are defending putative class actions filed in the Ontario and Quebec Superior Courts of
Justice alleging that the defendants conspired to manipulate the price of silver, gold and related derivatives in violation of the Canadian
Competition Act and common law. These actions each seek CA$1bn in damages plus CA$250m in punitive damages. Two of the actions are proceeding and the others have been stayed.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Tax-related investigations
Since 2023, the French National Financial Prosecutor has been investigating a number of banks, including HBCE and the Paris branch of HSBC
Bank plc, in connection with alleged tax fraud related to the dividend withholding tax treatment of certain trading activities. HSBC Bank plc and the German branch of HBCE also continue to cooperate with investigations by the German public prosecutor into numerous financial institutions and their employees, in connection with the dividend withholding tax treatment of certain trading activities.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Gilts trading investigation and litigation
Since 2018, the UK Competition and Markets Authority (‘CMA’) has been investigating HSBC and four other banks for suspected anti-
competitive conduct in relation to the historical trading of gilts and related derivatives. In February 2025, the CMA announced the conclusion of its investigation and imposed a £23.4m fine on HSBC, which has been paid. This matter is now closed.
In June 2023, HSBC Bank plc and HSBC Securities (USA) Inc., among other banks, were named as defendants in a putative class action filed in the US District Court for the Southern District of New York by plaintiffs alleging anti-competitive conduct in the gilts market and seeking damages for unspecified amounts. Certain of the defendants, including HSBC Bank plc and HSBC Securities (USA) Inc., have reached a settlement with the plaintiffs to resolve this matter. The settlement remains subject to final court approval.
Investigations involving HSBC Private Bank (Suisse) SA
Law enforcement authorities in Switzerland and France are investigating HSBC Private Bank (Suisse) SA in connection with alleged money laundering offences in respect of two historical banking relationships. These investigations are at an early stage.
Based on the facts currently known, it is not practicable at this time for HSBC Bank plc to predict the resolution of these matters, including the timing or any possible impact on HSBC Bank plc, which could be significant.
Other regulatory investigations, reviews and litigation
HSBC Bank plc and/or certain of its affiliates are also subject to a number of other enquiries and examinations, requests for information, investigations and reviews by various tax authorities, regulators, competition and law enforcement authorities, as well as legal proceedings including litigation, arbitration and other contentious proceedings, in connection with various matters arising out of their businesses and operations.
At the present time, HSBC Bank plc does not expect the ultimate resolution of any of these matters to be material to the group’s financial position; however, given the uncertainties involved in legal proceedings and regulatory matters, there can be no assurance regarding the eventual outcome of a particular matter or matters.